Restricted cash	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Restricted cash	Restricted cash
Our restricted cash balance was $179.0 million and $211.0 million as of December 31, 2019 and 2018, respectively, and was primarily related to our ECA financings and Ex-Im financings, our AerFunding revolving credit facility and other debt. See Note 14—Debt.
The following is a summary of our cash, cash equivalents and restricted cash as of December 31, 2019 and 2018:

	As of December 31,
	2019	2018
Cash and cash equivalents	$1,121,396	$1,204,018
Restricted cash	178,951	211,017
Total cash, cash equivalents and restricted cash	$1,300,347	$1,415,035